Derivative Instruments - Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Interest Rate Swap | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets		$ 1,523	$ 3,485
Interest Rate Swap | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability	[1]	6,591	0
Foreign Currency Hedges | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets		4,667	0
Foreign Currency Hedges | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability		$ 39	$ 985

[1]	Included herein is approximately $8.2 million in deferred payments on certain of our SOFR interest rate caps, as well as the fair value of the related SOFR interest rate cap, along with the fair value of our CORRA swap.